Quarterly Holdings Report
for

Fidelity® Maryland Municipal Income Fund

May 31, 2019

SMD-QTLY-0719
1.802198.115

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.2%
	Principal Amount	Value
District Of Columbia - 1.1%
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/33	2,000,000	2,433,720
Guam - 0.2%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.25% 10/1/34 (a)	300,000	346,725
Maryland - 96.9%
Anne Arundel County Gen. Oblig.:
Series 2013, 5% 4/1/21	$4,825,000	$5,135,923
Series 2014, 5% 4/1/25	2,140,000	2,490,746
Series 2015:
5% 4/1/30	6,795,000	8,016,393
5% 4/1/33	5,895,000	6,902,043
5% 4/1/33	2,585,000	3,026,596
Series 2018, 5% 10/1/35	6,400,000	7,839,168
Series 2019, 5% 10/1/48	1,000,000	1,233,570
Baltimore Convention Ctr. Hotel Rev. Series 2017, 5% 9/1/32	1,500,000	1,746,900
Baltimore County Gen. Oblig.:
Series 2010, 4% 8/1/24	3,000,000	3,082,200
Series 2016, 5% 2/1/29	1,310,000	1,589,292
Series 2017, 5% 3/1/29	3,400,000	4,214,266
Baltimore Gen. Oblig.:
Series 2013 B, 5% 10/15/24	1,875,000	2,090,269
Series 2017 A:
5% 10/15/34	2,000,000	2,441,860
5% 10/15/36	1,000,000	1,213,360
5% 10/15/37	1,000,000	1,209,700
Series 2017, 5% 9/1/38	1,650,000	1,787,676
5% 6/15/23	350,000	395,693
5% 6/15/24	500,000	578,445
Baltimore Proj. Rev.:
(Wastewtr. Projs.):
Series 2014 C:
5% 7/1/27	2,325,000	2,733,828
5% 7/1/34	1,285,000	1,487,272
Series 2014 D, 5% 7/1/28	2,750,000	3,241,315
(Wtr. Projs.):
Series 1994 A, 5% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	225,000	237,976
Series 2014 A:
5% 7/1/28	2,825,000	3,314,912
5% 7/1/33	3,000,000	3,452,040
Series 2014 B, 5% 7/1/28	1,580,000	1,859,518
Series 2019 A, 4% 7/1/49	2,500,000	2,727,250
Series 2017 D, 5% 7/1/31	5,260,000	6,371,333
Howard County Gen. Oblig. Series 2017 E, 5% 2/15/27	1,850,000	2,309,244
Maryland Dept. of Trans. Consolidated Trans. Rev. Series 2018, 5% 10/1/21	5,000,000	5,412,300
Maryland Econ. Dev. Auth. Rev.:
(Ports America Chesapeake LLC. Proj.) Series 2017 A, 5% 6/1/29	1,850,000	2,257,574
(Term. Proj.) Series 2019 A:
5% 6/1/44 (a)	500,000	586,265
5% 6/1/49 (a)	1,000,000	1,165,040
Maryland Econ. Dev. Corp. (Purple Line Lt. Rail Proj.) Series 2016 D:
5% 3/31/31 (a)	1,950,000	2,232,906
5% 3/31/36 (a)	2,500,000	2,802,175
Maryland Econ. Dev. Corp. Student Hsg. Rev.:
(Towson Univ. Proj.) Series 2017:
5% 7/1/26	350,000	409,297
5% 7/1/28	305,000	360,586
5% 7/1/29	185,000	217,678
5% 7/1/30	250,000	292,593
5% 7/1/31	300,000	349,230
5% 7/1/32	325,000	376,630
5% 7/1/36	500,000	571,630
(Univ. of Maryland, Baltimore County Proj.) Series 2016:
5% 7/1/28 (FSA Insured)	350,000	422,692
5% 7/1/29 (FSA Insured)	700,000	841,267
(Univ. of Maryland, College Park Projs.) 5% 6/1/43 (FSA Insured)	575,000	665,051
Maryland Gen. Oblig. 1st Series, 5% 3/15/32	2,000,000	2,545,700
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Med. Ctr., MD Proj.) Series 2017 A:
5% 7/1/28	500,000	607,425
5% 7/1/30	850,000	1,020,808
5% 7/1/31	1,400,000	1,672,286
5% 7/1/32	290,000	344,836
Series 2012 A:
5% 7/1/23	400,000	441,376
5% 7/1/25	1,000,000	1,098,060
5% 7/1/25	1,120,000	1,223,443
5% 7/1/26	300,000	326,769
5% 10/1/30	750,000	820,320
Series 2012:
5% 7/1/23	850,000	936,853
5% 7/1/24	1,100,000	1,211,694
5% 7/1/26	1,080,000	1,172,664
5% 7/1/26	1,400,000	1,540,826
5% 7/1/27	300,000	329,418
5% 7/1/31	2,500,000	2,687,500
Series 2013 A:
5% 7/1/26	1,045,000	1,143,523
5% 7/1/27	1,185,000	1,294,861
5% 8/15/41	3,000,000	3,299,340
5% 7/1/43	3,495,000	3,766,841
Series 2013 B, 5% 8/15/38	2,000,000	2,218,100
Series 2014:
5% 7/1/22	870,000	952,572
5% 7/1/27	3,495,000	4,005,410
5% 10/1/45	2,500,000	2,801,425
5.25% 7/1/25	2,500,000	2,888,450
Series 2015 A:
5% 5/15/29	2,000,000	2,393,920
5% 5/15/30	1,000,000	1,190,130
Series 2015:
5% 7/1/24	100,000	114,822
5% 7/1/26	1,000,000	1,149,640
5% 7/1/27	1,000,000	1,146,040
5% 7/1/29	600,000	703,074
5% 8/15/29	2,000,000	2,315,080
5% 7/1/30	1,075,000	1,252,397
5% 7/1/31	2,200,000	2,542,738
5% 7/1/33	1,325,000	1,508,221
5% 7/1/34	1,200,000	1,362,180
5% 7/1/40	3,350,000	3,782,117
Series 2016 A:
4% 7/1/42	2,175,000	2,262,957
5% 7/1/35	1,500,000	1,710,690
5% 7/1/38	3,215,000	3,626,166
5.5% 1/1/31	1,500,000	1,808,295
Series 2016:
5% 6/1/26	300,000	352,902
5% 6/1/27	255,000	298,906
5% 6/1/28	310,000	362,523
5% 6/1/29	350,000	407,600
5% 7/1/31	500,000	589,740
5% 6/1/33	305,000	348,475
5% 6/1/36	250,000	282,743
Series 2017:
4% 7/1/42	1,145,000	1,222,081
5% 6/1/27	290,000	339,932
5% 6/1/31	425,000	488,997
5% 6/1/33	970,000	1,108,264
5% 6/1/35	600,000	680,676
5% 6/1/42	1,000,000	1,117,800
Maryland St Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev. Series 2019 B, 4% 9/1/49 (b)	1,000,000	1,087,410
Maryland Stadium Auth. Rev.:
(Pub. Schools Construction and Revitalization Prog.):
Series 2016:
5% 5/1/30	1,715,000	2,050,454
5% 5/1/36	2,000,000	2,344,160
5% 5/1/41	1,000,000	1,158,310
Series 2018 A, 5% 5/1/36	1,580,000	1,904,564
Series 2016, 5% 5/1/46	1,000,000	1,154,290
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 A, 5% 6/1/21 (a)	2,255,000	2,390,526
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2017, 5% 7/1/30	3,000,000	3,712,650
Montgomery County Gen. Oblig. (Trinity Health Cr. Group Proj.) Series 2016, 5% 12/1/45	2,500,000	2,901,300
Prince Georges County Ctfs. of Prtn. Series 2018, 5% 10/1/48	2,000,000	2,388,120
Rockville Mayor & Council Econ. Dev. (Rfdg.-Ingleside King Farm Proj.) Series 2017:
3.5% 11/1/26	1,825,000	1,835,202
5% 11/1/30	790,000	881,308
5% 11/1/32	525,000	580,115
Washington Suburban San. District Series 2016, 5% 6/1/36	5,000,000	5,972,150

TOTAL MARYLAND		208,871,867

TOTAL MUNICIPAL BONDS
(Cost $203,039,871)		211,652,312

Municipal Notes - 0.9%
Maryland - 0.9%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Univ. of Maryland Med. Sys. Proj.) Series 2008 D, 2.1% 6/3/19, LOC TD Banknorth, NA, VRDN (c)
(Cost $2,000,000)	2,000,000	2,000,000
TOTAL INVESTMENT IN SECURITIES - 99.1%
(Cost $205,039,871)		213,652,312
NET OTHER ASSETS (LIABILITIES) - 0.9%		1,958,311
NET ASSETS - 100%		$215,610,623

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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